Fair Value Measurement (Tables)	6 Months Ended
Jul. 31, 2018
Fair Value Measurement
Schedule of Fair Value Measurement of Assets and Liabilities

The table below shows the assigned level for each asset and liability held at fair value by the Group:

	Level 1 NZ$000’s	Level 2 NZ$000’s	Level 3 NZ$000’s	Total
31 July 2018
Recurring fair value measurements

Financial assets
Foreign exchange contracts	-	220	-	220

Financial liabilities
Foreign exchange contracts	-	-	-	-
Derivative on Convertible Notes	-	-	-	-

31 January 2018
Recurring fair value measurements

Financial assets
Foreign exchange contracts	-	-	-	-

Financial liabilities
Foreign exchange contracts	-	2,087	-	2,087
Derivative on Convertible Notes	-	-	1,110	1,110

Schedule of Valuation Techniques for Fair Value Measurements Categorized Within Level 3

The following table presents the changes in level 3 instruments for the year ended 31 July 2018.

Convertible note liability NZ$000’s
Balance at 31 January 2018	1,110
Changes in fair value	-
Conversion	(1,110)
Balance at 31 July 2018	-